Earnings Per Share - Reconciliation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Basic:
Net income (loss) attributable to CNH Industrial		$ 53	$ 39	$ 341	$ (347)
Weighted average common shares outstanding—basic		1,364	1,362	1,364	1,362
Basic earnings (loss) per share		$ 0.04	$ 0.03	$ 0.25	$ (0.25)
Diluted:
Net income (loss) attributable to CNH Industrial		$ 53	$ 39	$ 341	$ (347)
Weighted average common shares outstanding—basic		1,364	1,362	1,364	1,362
Effect of dilutive securities (when dilutive):
Stock compensation plans	[1]	2	2	3
Weighted average common shares outstanding—diluted		1,366	1,364	1,367	1,362
Diluted earnings (loss) per share		$ 0.04	$ 0.03	$ 0.25	$ (0.25)

[1]	For the three and nine months ended September 30, 2017, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the three and nine months ended September 30, 2016, 6.5 million shares were excluded from the computation of diluted earnings per share as the impact of these shares (related to stock options) would have been anti-dilutive. For the nine months ended September 30, 2016, an additional 1.7 million shares of common stock were excluded due to the Company’s net loss position.